MARKETABLE SECURITIES (Narrative) (Details)	12 Months Ended
Aug. 31, 2020 USD ($)
Marketable Securities [Line Items]
Purchase of marketable securities	$ 21,153
Grayscale Bitcoin Trust [Member]
Marketable Securities [Line Items]
Purchase of marketable securities	$ 21,153